Financial Instruments (Details) - Schedule of financial instruments measured at fair value on a recurring basis and indicate the level of the fair value - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Investment	$ 491	$ 845	$ 137
Liabilities:
Convertible debt		(1,327)
Financing Facility		(102)	(2,138)
Derivative warrants	(218)	(47)	(1,655)
Total	(218)	(1,476)	(3,793)
Level 1 [Member]
Assets:
Investment	491	845
Liabilities:
Convertible debt
Financing Facility
Derivative warrants
Total
Level 2 [Member]
Assets:
Investment
Liabilities:
Convertible debt
Financing Facility
Derivative warrants
Total
Level 3 [Member]
Assets:
Investment			137
Liabilities:
Convertible debt		(1,327)
Financing Facility		(102)	(2,138)
Derivative warrants	(218)	(47)	(1,655)
Total	$ (218)	$ (1,476)	$ (3,793)